Equity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding | shares	119,767
Number of options, Exercisable | shares	119,767
Weighted average exercise price, Outstanding | $ / shares	$ 2.58
Weighted average exercise price, Exercisable | $ / shares	$ 2.58
Weighted average remaining contractual term (in years), Outstanding	1 year 4 months 13 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding | shares	220,767
Number of options, Granted | shares
Number of options, Exercised | shares	(78,500)
Number of options, Forfeited | shares	(22,500)
Number of options, Outstanding | shares	119,767
Number of options, Exercisable | shares	119,767
Weighted average exercise price, Outstanding | $ / shares	$ 3.83
Weighted average exercise price, Granted | $ / shares
Weighted average exercise price, Exercised | $ / shares	2.47
Weighted average exercise price, Forfeited | $ / shares
Weighted average exercise price, Outstanding | $ / shares	2.58
Weighted average exercise price, Exercisable | $ / shares	$ 2.58
Weighted average remaining contractual term (in years), Outstanding	3 years 9 months 22 days
Weighted average remaining contractual term (in years), Outstanding	1 year 4 months 13 days
Weighted average remaining contractual term (in years), Exercisable	1 year 4 months 13 days
Aggregate intrinsic value, Outstanding | $	$ 1,684
Aggregate intrinsic value, Outstanding | $	1,171
Aggregate intrinsic value, Exercisable | $	$ 1,171